                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 21, 2003
         to the Statement of Additional Information dated August 1, 2003 as supplemented August 14, 2003


The following information replaces in their entirety the section appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "DIRECTORS AND OFFICERS - INDEPENDENT DIRECTORS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY         SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY DIRECTOR
----------------        --------   -------------------------------------------     ----------------
INTERESTED PERSONS

Robert H. Graham(1)      1977      Director and Chairman, A I M Management Group   None
-- 1946                            Inc. (financial services holding company);
Director, Chairman                 Director and Vice Chairman, AMVESCAP PLC and
and President                      Chairman of AMVESCAP PLC - AIM Division
                                   (parent of AIM and a global investment
                                   management firm)

                                   Formerly: President and Chief Executive
                                   Officer, A I M Management Group Inc.;
                                   Director, Chairman and President, A I M
                                   Advisors, Inc. (registered investment
                                   advisor); Director and Chairman, A I M
                                   Capital Management, Inc. (registered
                                   investment advisor), A I M Distributors, Inc.
                                   (registered broker dealer), AIM Investment
                                   Services, Inc., (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2)       2003   Director, President and Chief Executive         None
-- 1951                            Officer, A I M Management Group Inc.
Director and                       (financial services holding company);
Executive Vice                     Director, Chairman and President, A I M
President                          Advisors, Inc. (registered investment
                                   advisor); Director, A I M Capital
                                   Management, Inc. (registered investment
                                   advisor) and A I M Distributors, Inc.
                                   (registered broker dealer), Director and
                                   Chairman, AIM Investment Services, Inc.,
                                   (registered transfer agent), and Fund
                                   Management Company (registered broker
                                   dealer); and Chief

----------
(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson was elected Executive Vice President of the Company on March 4, 2003.


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


 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY         SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY DIRECTOR
----------------        --------   -------------------------------------------     ----------------
                                   Executive Officer, AMVESCAP PLC - AIM
                                   Division (parent of AIM and a global
                                   investment management firm)

                                   Formerly: Director, Chairman, President and
                                   Chief Executive Officer, INVESCO Funds
                                   Group, Inc.; and INVESCO Distributors, Inc.;
                                   Chief Executive Officer, AMVESCAP PLC -
                                   Managed Products; Chairman and Chief
                                   Executive Officer of NationsBanc Advisors,
                                   Inc.; and Chairman of NationsBanc
                                   Investments, Inc.

INDEPENDENT DIRECTORS

Bob R. Baker -- 1936     2003      Consultant                                      None
Director
                                   Formerly: President and Chief Executive
                                   Officer, AMC Cancer Research Center; and
                                   Chairman and Chief Executive Officer, First
                                   Columbia Financial Corporation

Frank S. Bayley --       2001      Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
1939                                                                               (registered
Director                                                                           investment
                                                                                   company)

James T. Bunch --        2003      Co-President and Founder, Green, Manning &      None
1942                               Bunch Ltd., (investment banking firm); and
Director                           Director, Policy Studies, Inc. and Van
                                   Gilder Insurance Corporation

                                   Formerly: General Counsel and Director,
                                   Boettcher & Co.; and Chairman and Managing
                                   Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett --     1992      Chairman, Crockett Technology Associates         ACE Limited
1944                               (technology consulting company)                  (insurance
Director                                                                            company); and
                                                                                    Captaris, Inc.
                                                                                    (unified messaging
                                                                                    provider)

Albert R. Dowden --      2000      Director of a number of public and private       Cortland Trust, Inc.
1941                               business corporations, including the Boss        (Chairman)
Director                           Group, Ltd. (private investment and              (registered
                                   management) and Magellan Insurance Company       investment
                                                                                    company); Annuity
                                   Formerly:  Director, President and Chief         and Life Re
                                   Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                   Inc.; Senior Vice President, AB Volvo; and       (insurance
                                   director of various affiliated Volvo             company)
                                   companies

 "NAME, YEAR OF         DIRECTOR
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                    DIRECTORSHIP(s)
WITH THE COMPANY         SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY DIRECTOR
----------------        --------   -------------------------------------------     ----------------
Edward K. Dunn, Jr.      1998      Formerly: Chairman, Mercantile Mortgage Corp.;  None
-- 1935                            President and Chief Operating Officer,
Director                           Mercantile-Safe Deposit & Trust Co.; and
                                   President, Mercantile Bankshares Corp.

Jack M. Fields --        1997      Chief Executive Officer, Twenty First Century   Administaff
1952                               Group, Inc. (government affairs company) and
Director                           Texana Timber LP

Carl Frischling --       1992      Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
1937                               and Frankel LLP                                 (registered
Director                                                                           investment
                                                                                   company)

Gerald J. Lewis --       2003      Chairman, Lawsuit Resolution Services (San      General Chemical
1933                               Diego, California)                              Group, Inc.,
Director                                                                           Wheelabrator
                                   Formerly: Associate Justice of the              Technologies, Inc.
                                   California Court of Appeals                     (waste management
                                                                                   company), Fisher
                                                                                   Scientific, Inc.,
                                                                                   Henley
                                                                                   Manufacturing, Inc.
                                                                                   (laboratory
                                                                                   supplies), and
                                                                                   California Coastal
                                                                                   Properties, Inc.

Prema Mathai-Davis       1998      Formerly: Chief Executive Officer, YWCA of     None
-- 1950                            the USA
Director

Lewis F. Pennock --      1992      Partner, law firm of Pennock & Cooper           None
1942
Director

Ruth H. Quigley --       2001      Retired                                         None
1935
Director

Louis S. Sklar --        1992      Executive Vice President, Development and       None
1939                               Operations, Hines Interests Limited
Director                           Partnership (real estate development company)

Larry Soll, Ph.D. --     2003      Retired                                         Synergen Inc.
1942                                                                               (biotechnology
Director                                                                           company) and Isis
                                                                                   Pharmaceuticals,
                                                                                   Inc.


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